Submission	Apr. 27, 2026
Submission [Line Items]
Central Index Key	0001022079
Registrant Name	QUEST DIAGNOSTICS INC
Registration File Number	333-288188
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES